PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Deposits	¥ 73,218		¥ 63,201
Prepaid income tax and value-added tax	60,675		46,277
Receivables related to the exercise of share-based awards	56,062		79,182
Receivables from third-party online payment platforms	49,814		96,560
Prepaid advertising expenses and service fees	44,799		95,318
Interest receivable	37,264		12,863
Staff loans and advances	14,429		25,744
Others	31,999		23,552
Total	¥ 368,260	$ 50,451	¥ 442,697